Stockholders' Equity - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2021 Day	Feb. 20, 2020 USD ($) $ / shares shares	Sep. 16, 2019 $ / shares shares	Apr. 20, 2018 USD ($) $ / shares shares	Nov. 02, 2017 $ / shares shares	Oct. 26, 2017 $ / shares shares	May 20, 2015 $ / shares shares
Class of Stock [Line Items]
Common stock, authorized (shares) | shares		230,680,000	189,487,000
Common stock, par value ($ per share) | $ / shares		$ 0.0001	$ 0.0001
Unamortized debt discount		$ 350	$ 437
Amortization of debt discount		223	200
Stock repurchased and retired during the period value		438
Warrants | 2015 Term Loan [Member] | Secured Debt [Member]
Class of Stock [Line Items]
Shares issued upon exercise of warrants (shares) | shares										182,072
Warrant, exercise price ($ per share) | $ / shares										$ 0.159
Warrants | 2017 Term Loan [Member] | Two Thousand And Fifteen Amended And Restated Agreement [Member] | Secured Debt [Member]
Class of Stock [Line Items]
Shares issued upon exercise of warrants (shares) | shares									9,268
Warrant, exercise price ($ per share) | $ / shares									$ 0.347
Warrants | 2017 Term Loan [Member] | Two Thousand And Fifteen Amended And Restated Agreement [Member] | Secured Debt [Member] | Additional Warrants [Member]
Class of Stock [Line Items]
Shares issued upon exercise of warrants (shares) | shares								9,268
Warrant, exercise price ($ per share) | $ / shares								$ 0.347
Warrants | 2019 Term Loan [Member] | 2017 Second Amended and Restated Agreement [Member] | Secured Debt [Member]
Class of Stock [Line Items]
Shares issued upon exercise of warrants (shares) | shares						82,386
Warrant, exercise price ($ per share) | $ / shares						$ 0.659
Warrants | 2018 Term Loan [Member] | Secured Debt [Member]
Class of Stock [Line Items]
Shares issued upon exercise of warrants (shares) | shares							592,406
Unamortized debt discount		200	100
Amortization of debt discount			$ 100
Warrant, exercise price ($ per share) | $ / shares							$ 0.347
Derivative liabilities fair value							$ 200
Warrants | 2018 Term Loan [Member] | Secured Debt [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrants or rights measurement input							0
Warrants | 2018 Term Loan [Member] | Secured Debt [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrants or rights measurement input							44.8
Warrants | 2018 Term Loan [Member] | Secured Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrants or rights measurement input							3.0
Warrants | 2020 Term Loan [Member] | Secured Debt [Member]
Class of Stock [Line Items]
Shares issued upon exercise of warrants (shares) | shares					205,964
Warrant, exercise price ($ per share) | $ / shares					$ 0.659
Derivative liabilities fair value					$ 100
Warrants | 2020 Term Loan [Member] | Secured Debt [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrants or rights measurement input					0
Warrants | 2020 Term Loan [Member] | Secured Debt [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrants or rights measurement input					38.37
Warrants | 2020 Term Loan [Member] | Secured Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrants or rights measurement input					1.45
Retained Earnings [Member]
Class of Stock [Line Items]
Stock repurchased and retired during the period value		$ 438
Common Stock
Class of Stock [Line Items]
Number of lenders | Day				3
Warrants, contractual life		10 years
Common Stock | Former Employees [Member]
Class of Stock [Line Items]
Stock repurchased and retired during the period shares | shares	400,000
Stock repurchased and retired during the period value	$ 500
Common Stock | Former Employees [Member] | Compensation Expenses [Member]
Class of Stock [Line Items]
Stock repurchased and retired during the period value	100
Common Stock | Retained Earnings [Member] | Former Employees [Member]
Class of Stock [Line Items]
Stock repurchased and retired during the period value	$ 400